Biocon Acquisition (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Business Combinations [Abstract]
Summary of Total Consideration

The following is a summary of total consideration for the Biocon Acquisition, including a final working capital adjustment in the three months ended March 31, 2019 of approximately $11,000:

Total Consideration

Fixed purchase price	$1,070,000
Acquisition date fair value of contingent consideration	562,000
Total consideration[1]	$1,632,000

[1]Total consideration consists of an upfront payment of $991,000, which includes $250,000 held in escrow, $137,000 in working capital payments, $5,000 in accrued expenses and $499,000 of acquisition date fair value contingent consideration liabilities.

The following is a summary of total consideration for the Biocon Acquisition:

Total Consideration

Fixed purchase price	$1,059,000
Acquisition date fair value of contingent consideration	562,000
Total consideration[1]	$1,621,000

[1]Total consideration consists of an upfront payment of $991,000 which includes $250,000 held in escrow, $131,000 in accrued expenses and $499,000 of contingent consideration liabilities.

Summary of Preliminary Purchase Price Allocation

The following is a summary of the final purchase price allocation for the Biocon Acquisition. Changes to the purchase price allocation from amounts reported on the Company’s Annual Report on Form 10-K for the year ended December 31, 2018 were due to the final working capital adjustment of approximately $11,000.

Fair Values
Trade accounts receivable	$164,000
Inventories	179,000
Equipment	39,000
Security deposit	7,000
Goodwill	759,000
Intangible assets	590,000
Total assets acquired, net of cash acquired	1,738,000
Accounts payable	91,000
Accrued expenses	15,000
Total liabilities assumed	106,000
Net assets acquired, net of cash acquired	$1,632,000

The following is a summary of the preliminary purchase price allocation for the Biocon Acquisition:

Fair Values as of December 31, 2018
Trade accounts receivable	$164,000
Inventories	179,000
Equipment	39,000
Security deposit	7,000
Goodwill	748,000
Intangible assets	590,000
Total assets acquired, net of cash acquired	1,727,000
Accounts payable	91,000
Accrued expenses	15,000
Total liabilities assumed	106,000
Net assets acquired, net of cash acquired	$1,621,000

Schedule of Acquired Intangible Assets Amortized Over Estimated Useful Lives

The acquired intangible assets are being amortized over their estimated useful lives as follows:

	Preliminary Fair Values	Weighted Average Useful Life (Years)
Tradenames, service marks and domain names	50,000	5
Customer relationships	540,000	17
Total intangible assets	$590,000

The acquired intangible assets are being amortized over their estimated useful lives as follows:

	Preliminary Fair Values	Weighted Average Useful Life (Years)
Tradenames, service marks and domain names	50,000	5
Customer relationships	540,000	17
Total intangible assets	$590,000

Schedule of Business Acquisition, Pro Forma Information

The following table reflects the unaudited pro forma combined results of operations for the three months ended March 31, 2018 (assuming the closing of the Biocon Acquisition occurred on January 1, 2017):

Three Months Ended
March 31, 2018
Total revenues	$1,170,000
Net loss attributable to Nephros, Inc	$(1,389,000)

The following table reflects the unaudited pro forma combined results of operations for the years ended December 31, 2018 and 2017 (assuming the closing of the Biocon Acquisition occurred on January 1, 2017):

	Year Ended
	December 31, 2018	December 31, 2017
Total revenues	$6,412,000	$4,236,000
Net loss attributable to Nephros, Inc	$(3,158,000)	$(855,000)